Consolidated statements of earnings - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated statements of earnings [Abstract]
Revenue from products and services	$ 2,587,758	$ 1,868,003
Cost of products and services sold	1,805,768	1,457,336
Depreciation and amortization	220,324	177,376
Cost of sales	2,026,092	1,634,712
Gross profit	561,666	233,291
Administration	245,539	172,029
Exploration	17,551	10,578
Research and development	21,036	12,175
Other operating expense (income)	(7,509)	22,944
Loss on disposal of assets	2,188	514
Earnings from operations	282,861	15,051
Finance costs	(115,869)	(85,728)
Gain (loss) on derivatives	37,791	(72,949)
Finance income	111,670	37,499
Share of earnings from equity-accounted investees	154,462	93,988
Other income	16,238	96,934
Earnings before income taxes	487,153	84,795
Income tax expense (recovery)	126,337	(4,469)
Net earnings	360,816	89,264
Net earnings (loss) attributable to:
Equity holders	360,847	89,382
Non-controlling interest	(31)	(118)
Net earnings	$ 360,816	$ 89,264
Earnings per common share attributable to equity holders:
Basic	$ 0.83	$ 0.22
Diluted	$ 0.83	$ 0.22